Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP EQUITY FUNDS II
Entity Central Index Key	0000027574
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000006333 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Value Fund(formerly, Delaware Value® Fund)
Class Name	Class A
Trading Symbol	DDVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$46	0.97%
^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 2,221,207,003
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 7,533,686
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$2,221,207,003
Total number of portfolio holdings	34
Total advisory fees paid	$7,533,686
Portfolio turnover rate	30%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.89%
Healthcare	14.31%
Information Technology	12.29%
Industrials	12.09%
Communication Services	9.43%
Consumer Discretionary	9.14%
Consumer Staples	8.59%
Energy	5.52%
Real Estate	2.99%
Utilities	2.98%
Materials	2.87%

Top 10 equity holdings
Alphabet Class A	3.36%
Allstate	3.26%
Cisco Systems	3.23%
Travelers	3.21%
Charles Schwab	3.20%
Bank of America	3.19%
Genuine Parts	3.14%
Dover	3.14%
Jacobs Solutions	3.14%
Walt Disney	3.13%

Largest Holdings [Text Block]
Top 10 equity holdings
Alphabet Class A	3.36%
Allstate	3.26%
Cisco Systems	3.23%
Travelers	3.21%
Charles Schwab	3.20%
Bank of America	3.19%
Genuine Parts	3.14%
Dover	3.14%
Jacobs Solutions	3.14%
Walt Disney	3.13%

C000006335 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Value Fund(formerly, Delaware Value® Fund)
Class Name	Class C
Trading Symbol	DDVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$82	1.72%
^	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.72%	[2]
Net Assets	$ 2,221,207,003
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 7,533,686
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$2,221,207,003
Total number of portfolio holdings	34
Total advisory fees paid	$7,533,686
Portfolio turnover rate	30%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.89%
Healthcare	14.31%
Information Technology	12.29%
Industrials	12.09%
Communication Services	9.43%
Consumer Discretionary	9.14%
Consumer Staples	8.59%
Energy	5.52%
Real Estate	2.99%
Utilities	2.98%
Materials	2.87%

Top 10 equity holdings
Alphabet Class A	3.36%
Allstate	3.26%
Cisco Systems	3.23%
Travelers	3.21%
Charles Schwab	3.20%
Bank of America	3.19%
Genuine Parts	3.14%
Dover	3.14%
Jacobs Solutions	3.14%
Walt Disney	3.13%

Largest Holdings [Text Block]
Top 10 equity holdings
Alphabet Class A	3.36%
Allstate	3.26%
Cisco Systems	3.23%
Travelers	3.21%
Charles Schwab	3.20%
Bank of America	3.19%
Genuine Parts	3.14%
Dover	3.14%
Jacobs Solutions	3.14%
Walt Disney	3.13%

C000031061 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Value Fund(formerly, Delaware Value® Fund)
Class Name	Class R
Trading Symbol	DDVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$58	1.22%
^	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.22%	[3]
Net Assets	$ 2,221,207,003
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 7,533,686
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$2,221,207,003
Total number of portfolio holdings	34
Total advisory fees paid	$7,533,686
Portfolio turnover rate	30%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.89%
Healthcare	14.31%
Information Technology	12.29%
Industrials	12.09%
Communication Services	9.43%
Consumer Discretionary	9.14%
Consumer Staples	8.59%
Energy	5.52%
Real Estate	2.99%
Utilities	2.98%
Materials	2.87%

Top 10 equity holdings
Alphabet Class A	3.36%
Allstate	3.26%
Cisco Systems	3.23%
Travelers	3.21%
Charles Schwab	3.20%
Bank of America	3.19%
Genuine Parts	3.14%
Dover	3.14%
Jacobs Solutions	3.14%
Walt Disney	3.13%

Largest Holdings [Text Block]
Top 10 equity holdings
Alphabet Class A	3.36%
Allstate	3.26%
Cisco Systems	3.23%
Travelers	3.21%
Charles Schwab	3.20%
Bank of America	3.19%
Genuine Parts	3.14%
Dover	3.14%
Jacobs Solutions	3.14%
Walt Disney	3.13%

C000006336 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Value Fund(formerly, Delaware Value® Fund)
Class Name	Institutional Class
Trading Symbol	DDVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$35	0.72%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%	[4]
Net Assets	$ 2,221,207,003
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 7,533,686
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$2,221,207,003
Total number of portfolio holdings	34
Total advisory fees paid	$7,533,686
Portfolio turnover rate	30%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.89%
Healthcare	14.31%
Information Technology	12.29%
Industrials	12.09%
Communication Services	9.43%
Consumer Discretionary	9.14%
Consumer Staples	8.59%
Energy	5.52%
Real Estate	2.99%
Utilities	2.98%
Materials	2.87%

Top 10 equity holdings
Alphabet Class A	3.36%
Allstate	3.26%
Cisco Systems	3.23%
Travelers	3.21%
Charles Schwab	3.20%
Bank of America	3.19%
Genuine Parts	3.14%
Dover	3.14%
Jacobs Solutions	3.14%
Walt Disney	3.13%

Largest Holdings [Text Block]
Top 10 equity holdings
Alphabet Class A	3.36%
Allstate	3.26%
Cisco Systems	3.23%
Travelers	3.21%
Charles Schwab	3.20%
Bank of America	3.19%
Genuine Parts	3.14%
Dover	3.14%
Jacobs Solutions	3.14%
Walt Disney	3.13%

C000171459 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Value Fund(formerly, Delaware Value® Fund)
Class Name	Class R6
Trading Symbol	DDZRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Value Fund (Fund) for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$32	0.66%
^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%	[5]
Net Assets	$ 2,221,207,003
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 7,533,686
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of May 31, 2025)
Fund net assets	$2,221,207,003
Total number of portfolio holdings	34
Total advisory fees paid	$7,533,686
Portfolio turnover rate	30%

Holdings [Text Block]
Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.89%
Healthcare	14.31%
Information Technology	12.29%
Industrials	12.09%
Communication Services	9.43%
Consumer Discretionary	9.14%
Consumer Staples	8.59%
Energy	5.52%
Real Estate	2.99%
Utilities	2.98%
Materials	2.87%

Top 10 equity holdings
Alphabet Class A	3.36%
Allstate	3.26%
Cisco Systems	3.23%
Travelers	3.21%
Charles Schwab	3.20%
Bank of America	3.19%
Genuine Parts	3.14%
Dover	3.14%
Jacobs Solutions	3.14%
Walt Disney	3.13%

Largest Holdings [Text Block]
Top 10 equity holdings
Alphabet Class A	3.36%
Allstate	3.26%
Cisco Systems	3.23%
Travelers	3.21%
Charles Schwab	3.20%
Bank of America	3.19%
Genuine Parts	3.14%
Dover	3.14%
Jacobs Solutions	3.14%
Walt Disney	3.13%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.